Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 221,609
Tax credit carryforwards	57,084
2024
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,344
Tax credit carryforwards	649
2025
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	84,378
Tax credit carryforwards	146
2026
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	53,457
Tax credit carryforwards	145
2027
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	624
Tax credit carryforwards	143
2028
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	3,108
Tax credit carryforwards	143
2028
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	636
Tax credit carryforwards	347
2030 and thereafter
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	35,173
Tax credit carryforwards	46,957
No definite expiration date
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	38,889
Tax credit carryforwards	¥ 8,554